Share-Based Compensation - Stock Options that Remain Outstanding (Details)	Jun. 30, 2019 CAD ($)
Bottom of range | Exercise Price Range One
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price (in CAD per share)	$ 0.30
Bottom of range | Exercise Price Range Two
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price (in CAD per share)	7.00
Bottom of range | Exercise Price Range Three
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price (in CAD per share)	10.00
Bottom of range | Exercise Price Range Four
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price (in CAD per share)	11.00
Top of range | Exercise Price Range One
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price (in CAD per share)	6.99
Top of range | Exercise Price Range Two
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price (in CAD per share)	9.99
Top of range | Exercise Price Range Three
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price (in CAD per share)	10.99
Top of range | Exercise Price Range Four
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price (in CAD per share)	$ 13.63